FUND PROFILE

                                                            PIMCO All Asset Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other funds of the PIMCO Funds (the "Trust") except the All Asset All Authority, RealRetirement(TM) 2010, RealRetirement(TM) 2020, RealRetirement(TM) 2030, RealRetirement(TM) 2040 and RealRetirement(TM) 2050 Funds. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS(R) TR Strategy, Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR Strategy and StocksPLUS(R) TR Short Strategy Funds, the Fund may invest in these Underlying Funds in the future, without shareholder approval, at the discretion of PIMCO. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Please see "Underlying Funds" below for more information about the Underlying Funds.

     The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund's combined investments in the Fundamental IndexPLUS(TM), Fundamental IndexPLUS(TM) TR, International StocksPLUS(R) TR Strategy (Unhedged), International StocksPLUS(R) TR Strategy (U.S. Dollar-Hedged), Small Cap StocksPLUS(R) TR, StocksPLUS(R), StocksPLUS(R) Long Duration and StocksPLUS(R) Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund's combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is classified as "nondiversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") because it may invest in a limited number of Underlying Funds. However, since certain of the Underlying Funds in which the Fund invests are classified as diversified for purposes of the 1940 Act, the Fund may indirectly diversify its portfolio.

     The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o ALLOCATION RISK: The Fund's asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the asset allocation sub-adviser's allocation techniques will produce the desired results. It is possible that that Fund's asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other funds in various market conditions.

o UNDERLYING FUND RISK: Because the Fund invests substantially all of its assets in the Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of Underlying Funds increases risk. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, the Fund will be particularly sensitive to the risks associated with that Underlying Fund. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

     Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund's net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When an Underlying Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Underlying Fund's shares.


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

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o    CREDIT RISK: An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: Certain Underlying Funds may invest in high yield securities, and may be subject to greater levels of credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predomi nantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, an Underlying Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: When an Underlying Fund invests in commodity-linked derivative instruments, it may be subject to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The CommodityRealReturn Strategy Fund(R) may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). To the extent the Fund invests in the CommodityRealReturn Strategy Fund(R), the Fund may be more susceptible to risks associated with those sectors.

o EQUITY RISK: The values of equity securities, such as common stocks and preferred stocks, in an Underlying Fund may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an Underlying Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund may have to reinvest that money at the lower prevailing interest rates. An Underlying Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When an Underlying Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country.

o REAL ESTATE RISK: When an Underlying Fund invests in real estate investment trusts ("REITs") and real estate-linked derivative instruments, it is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a REIT or a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: An Underlying Fund may engage in transactions that give rise to a form of leverage. Leveraging may cause an Underlying Fund to sell holdings when it may not be advantageous to do so. Leveraging, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES
     subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. Because the Fundamental IndexPLUS(TM) Fund, Fundamental IndexPLUS(TM) TR Fund, Fundamental Advantage Tax Efficient Strategy Fund and Fundamental Advantage Total Return Strategy Fund, Underlying Funds in which the Fund may invest, invest in derivatives linked to Enhanced RAFI(TM) 1000, they will be subject to the risks associated with the management of Enhanced RAFI(TM) 1000 by Research Affiliates, LLC, which serves as the sub-adviser to such Underlying Funds.

o SHORT SALE RISK: An Underlying Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Underlying Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. An Underlying Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Underlying Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Underlying Fund.

o TAX RISK: The CommodityRealReturn Strategy Fund(R), an Underlying Fund in which the Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Underlying Fund may also gain exposure indirectly to commodity markets by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Underlying Fund organized under the laws of the Cayman Islands (the "Subsidiary"), which invests primarily in commodity-linked derivative instruments. In order for the Underlying Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Underlying Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. As more fully described in the Fund's prospectus, the Internal Revenue Service (the "IRS") issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Underlying Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Underlying Fund in which the IRS specifically concluded that income derived from the Underlying Fund's investment in its Subsidiary will also constitute qualifying income to the Underlying Fund. Based on such rulings, the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See the Fund's prospectus for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see the Fund's prospectus for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary. To the extent the All Asset Fund invests in the CommodityRealReturn Strategy Fund(R), the use of the above noted investments by the Underlying Fund could subject the shareholders of the Fund to risks similar to those borne by shareholders of the CommodityRealReturn Strategy Fund(R). See "Tax Consequences" of the Fund's prospectus.

o SUBSIDIARY RISK: By investing in the Subsidiary, the CommodityRealReturn Strategy Fund(R), an Underlying Fund in which the Fund may invest, is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund. These risks are described in the Fund's prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund's prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Fund's prospectus and Statement of Additional Information and could adversely affect the Underlying Fund and, to the extent the Fund invests in the Underlying Fund, the Fund.


UNDERLYING FUNDS

     The following page provides a general description of the investment objectives, main investments and other information about the Underlying Funds.


PIMCO ALL ASSET FUND n INSTITUTIONAL CLASS SHARES

                                                                                                                     NON-U.S. DOLLAR
                                                                                                                     DENOMINATED
CATEGORY        UNDERLYING FUND   MAIN INVESTMENTS                              DURATION        CREDIT QUALITY(1)    SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION  MONEY MARKET      Money market instruments                      < 90 days       Min 95% of           0%
BOND FUNDS                                                                      - dollar-       total assets
                                                                                weighted        Prime 1; < 5%
                                                                                average         of total -
                                                                                maturity        assets Prime 2
                --------------------------------------------------------------------------------------------------------------------
                FLOATING INCOME   Variable and floating-rate fixed income       < 1 year        Caa to Aaa;          No
                                  instruments and their economic equivalents    -               max 10% of           Limitation
                                                                                                total assets
                                                                                                below B
                --------------------------------------------------------------------------------------------------------------------
                SHORT-TERM        Money market instruments and short maturity   < 1 year        B to Aaa;            0-10% of
                                  fixed income instruments                      -               max 10% of           total assets
                                                                                                total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION      Short maturity fixed income instruments       1-3 years       B to Aaa;            0-30% of
                                                                                                max 10% of           total assets
                                                                                                total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION II   Short maturity fixed income instruments with  1-3 years       A to Aaa             0%
                                  quality and non-U.S. issuer restrictions
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION III  Short maturity fixed income instruments with  1-3 years       B to Aaa;            0-30% of
                                  prohibitions on firms engaged in socially                     max 10% of           total assets
                                  sensitive practices                                           total assets
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE    MODERATE          Short and intermediate maturity fixed income  +/- 2 years     B to Aaa;            0-30% of
DURATION BOND   DURATION          securities                                    of its          max 10% of           total assets
FUNDS                                                                           benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                GNMA              Short and intermediate maturity mortgage-     1-7 years       Baa to Aaa;          0%
                                  related fixed income securities issued by the                 max 10% of
                                  Government National Mortgage Association                      total assets
                                                                                                below Aaa
                --------------------------------------------------------------------------------------------------------------------
                HIGH YIELD        Higher yielding fixed income securities       +/-2 years      Caa to Aaa;          0-20% of
                                                                                of its          min 80% of           total assets
                                                                                benchmark       assets below
                                                                                                Baa subject to
                                                                                                max 5% of
                                                                                                total assets
                                                                                                rated Caa
                --------------------------------------------------------------------------------------------------------------------
                MORTGAGE-         Short and intermediate maturity mortgage-     1-7 years       Baa to Aaa;          0%
                BACKED            related fixed income instruments                              max 10% of
                SECURITIES(3)                                                                   total assets
                                                                                                below Aaa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN      Intermediate maturity fixed income            +/- 2 years     B to Aaa;            0-30% of
                                  instruments                                   of its          max 10% of           total assets
                                                                                benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN II   Intermediate maturity fixed income            +/-2 years      Baa to Aaa           0%
                                  instruments with quality and non-U.S.         of its
                                  issuer restrictions                           benchmark
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN III  Intermediate maturity fixed income            +/- 2 years     B to Aaa;            0-30% of
                                  instruments with prohibitions on firms        of its          max 10% of           total assets
                                  engaged in socially sensitive practices       benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                INVESTMENT        Corporate fixed income securities             +/- 2 years     B to Aaa;            0-30% of
                GRADE CORPORATE                                                 of its          max 10% of           total assets
                BOND                                                            benchmark       total assets
                                                                                                below Baa
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION   LONG DURATION     Long-term maturity fixed income instruments   +/- 2 years     B to Aaa;            0-30% of
BOND FUNDS      TOTAL RETURN                                                    of its          max 10% of           total assets
                                                                                benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                EXTENDED          Long-term maturity fixed income instruments   +/- 3 years     B to Aaa;            0-30% of
                DURATION                                                        of its          max 10% of           total assets
                                                                                benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                LONG-TERM U.S.    Long-term maturity fixed income securities    > 8 years       A to Aaa            0%
                GOVERNMENT                                                      -
------------------------------------------------------------------------------------------------------------------------------------

                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                                                                     NON-U.S. DOLLAR
                                                                                                                     DENOMINATED
CATEGORY        UNDERLYING FUND   MAIN INVESTMENTS                              DURATION        CREDIT QUALITY(1)    SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
INCOME FUND     INCOME            Broad range of fixed income instruments       2-8 years       Caa to Aaa;          No
                                                                                                max 50% of           Limitation
                                                                                                total assets
                                                                                                below Baa
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN     REAL RETURN       Inflation-indexed fixed income instruments    +/- 3 years     B to Aaa;            0-30% of
STRATEGY FUNDS                                                                  of its          max 10% of           total assets
                                                                                benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN       Inflation-indexed fixed income securities     +/- 4 years     B to Aaa;            0-30% of
                ASSET                                                           of its          max 20% of           total assets
                                                                                benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                COMMODITYREAL-    Commodity-linked derivatives backed by a      < 10 years      B to Aaa;            0-30% of
                RETURN STRATEGY   portfolio of inflation-indexed and other      -               max 10% of           total assets
                                  fixed income instruments                                      total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                REALESTATEREAL-   Real estate-linked derivative instruments     < 10 years      B to Aaa;            0-30% of
                RETURN STRATEGY   backed by a portfolio of inflation-indexed    -               max 10% of           total assets
                                  and other fixed income instruments                            total assets
                                                                                                below Baa
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT      CALIFORNIA SHORT  Short to intermediate maturity municipal      < 3 years       Caa to Aaa;          0%
BOND FUNDS      DURATION          securities (exempt from federal and           -               max 10% of
                MUNICIPAL         California income tax)                                        total assets
                INCOME                                                                          below Baa
                --------------------------------------------------------------------------------------------------------------------
                SHORT DURATION    Short to intermediate maturity municipal      < 3 years       Baa to Aaa           0%
                MUNICIPAL         securities (exempt from federal income tax)   -
                INCOME
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA        Intermediate maturity municipal securities    3-7 years       B to Aaa;            0%
                INTERMEDIATE      (exempt from federal and California income                    max 10% of
                MUNICIPAL BOND    tax)                                                          total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BOND    Intermediate to long-term maturity municipal  3-10 years      Ba to Aaa;           0%
                                  securities (exempt from federal income tax)                   max 10% of
                                                                                                total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                NEW YORK          Intermediate to long-term maturity municipal  3-12 years      B to Aaa;            0%
                MUNICIPAL BOND    securities (exempt from federal and New York                  max 10% of
                                  income tax)                                                   total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                HIGH YIELD        Intermediate to long-term maturity high       4-11 years      No Limitation        0%
                MUNICIPAL BOND    yield municipal securities (exempt from
                                  federal income tax)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL   DEVELOPING        Currencies or fixed income instruments                        Max 15% of           > 80%(4) of
BOND FUNDS      LOCAL MARKETS     denominated in currencies of non-U.S.         < 8 years       total assets         - assets
                                  countries                                     -               below B
                --------------------------------------------------------------------------------------------------------------------
                EMERGING          Emerging market fixed income instruments                      Max 15% of           > 80%(4) of
                MARKETS BOND                                                    < 8 years       total assets         - assets
                                                                                -               below B
                --------------------------------------------------------------------------------------------------------------------
                FOREIGN BOND      Intermediate maturity hedged non-U.S. fixed   +/- 2 years     B to Aaa;            > 80%(4) of
                (U.S. DOLLAR-     income instruments                            of its          max 10% of           - assets
                HEDGED)                                                         benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                FOREIGN BOND      Intermediate maturity non-U.S. fixed income   +/- 2 years     B to Aaa;            > 80%(4) of
                (UNHEDGED)        instruments                                   of its          max 10% of           -assets
                                                                                benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                GLOBAL BOND       U.S. and hedged non-U.S. intermediate         +/- 2 years     B to Aaa;            25-75%(4) of
                (U.S. DOLLAR-     maturity fixed income instruments             of its          max 10% of           total assets
                HEDGED)                                                         benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                GLOBAL BOND       U.S. and non-U.S. intermediate maturity       +/- 2 years     B to Aaa;            25-75%(4) of
                (UNHEDGED)        fixed income instruments                      of its          max 10% of           total assets
                                                                                benchmark       total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED       Investment grade corporate, high yield and    3-8 years       Max 10%              No
                INCOME            emerging market fixed income instruments                      below B              Limitation
                --------------------------------------------------------------------------------------------------------------------
                EMERGING LOCAL    Fixed income instruments denominated in       +/- 2 years     Max 15% of           > 80%(4) of
                BOND              currencies of non-U.S. countries              of its          total assets         - assets
                                                                                benchmark       below B
------------------------------------------------------------------------------------------------------------------------------------


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                                                                     NON-U.S. DOLLAR
                                                                                                                     DENOMINATED
CATEGORY        UNDERLYING FUND   MAIN INVESTMENTS                              DURATION        CREDIT QUALITY(1)    SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE     CONVERTIBLE       Convertible securities                        N/A             Max 20% of           0-30% of
FUND                                                                                            total assets         total assets
                                                                                                below B
------------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE        UNCONSTRAINED     Broad range of fixed income instruments       (-3) to 8       Max 40% of           No
RETURN FUND     BOND                                                            years           total assets         Limitation
                                                                                                below Baa
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC        FUNDAMENTAL       Long exposure to Enhanced RAFI(TM) 1000       4-11 years      No Limitation        No
EQUITY-RELATED  ADVANTAGE TAX     hedged by short exposure to the S&P 500                                            Limitation
FUNDS           EFFICIENT         Index, backed by a portfolio of fixed income
                STRATEGY          instruments, a substantial portion of which
                                  is comprised of high yield municipal
                                  securities
                --------------------------------------------------------------------------------------------------------------------
                FUNDAMENTAL       Long exposure to Enhanced RAFI(TM) 1000       Min. 1          B to Aaa;            No
                ADVANTAGE TOTAL   hedged by short exposure to the S&P 500       year; max 2     max 10% of           Limitation
                RETURN STRATEGY   Index, backed by a portfolio of fixed         years above     total assets
                                  income instruments                            the             below Baa
                                                                                BCAG(5)
                --------------------------------------------------------------------------------------------------------------------
                FUNDAMENTAL       Enhanced RAFI 1000 Index derivatives backed   < 1 year        B to Aaa;            0-30% of
                INDEXPLUS(TM)     by a portfolio of short-term fixed income     -               max 10% of           total assets
                                  instruments                                                   total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                FUNDAMENTAL       Enhanced RAFI 1000 Index derivatives backed   Min. 1          B to Aaa;            0-30% of
                INDEXPLUS(TM) TR  by a portfolio of fixed income instruments    year;           max 10% of           total assets
                                                                                max 2 years     total assets
                                                                                above the       below Baa
                                                                                BCAG(5)
                --------------------------------------------------------------------------------------------------------------------
                SMALL CAP         Russell 2000(R) Index derivatives backed      Min. 1 year;    B to Aaa;            0-30% of
                STOCKSPLUS(R) TR  by a diversified portfolio of fixed income    max 2 years     max 10% of           total assets
                                  instruments                                   above the       total assets
                                                                                BCAG(5)         below Baa
                --------------------------------------------------------------------------------------------------------------------
                STOCKSPLUS(R)     S&P 500 Index derivatives backed by a         +/- 2 years     B to Aaa;            0-30% of
                LONG DURATION     portfolio of actively managed long-term       of Barclays     max 10% of           total assets
                                  fixed income instruments                      Capital         total assets
                                                                                Long-Term       below Baa
                                                                                Government/
                                                                                Credit Index(6)
                --------------------------------------------------------------------------------------------------------------------
                STOCKSPLUS(R)     S&P 500 Index derivatives backed by a         Min. 1 year;    B to Aaa;            0-30% of
                TOTAL RETURN      portfolio of fixed income instruments         max 2 years     max 10% of           total assets
                                                                                above the       total assets
                                                                                BCAG(5)         below Baa
                --------------------------------------------------------------------------------------------------------------------
                STOCKSPLUS(R)     S&P 500 Index derivatives backed by a         < 1 year        B to Aaa;            0-30% of
                                  portfolio of short-term fixed income          -               max 10% of           total assets
                                  instruments                                                   total assets
                                                                                                below Baa
                --------------------------------------------------------------------------------------------------------------------
                STOCKSPLUS(R)     Short S&P 500 Index derivatives backed by a   Min. 1 year;    B to Aaa;            0-30% of
                TR SHORT          portfolio of fixed income instruments         max 2 years     max 10% of           total assets
                STRATEGY                                                        above the       total assets
                                                                                BCAG(5)         below Baa
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL   EUROPEAN          European equity derivatives hedged to U.S.    Min. 1 year;    B to Aaa;            0-30%(7) of
EQUITY-RELATED  STOCKSPLUS(R)     dollars backed by a portfolio of fixed        max 2 years     max 10% of           total assets
FUNDS           TR STRATEGY       income instruments                            above the       total assets
                                                                                BCAG(5)         below Baa
                --------------------------------------------------------------------------------------------------------------------
                FAR EAST          Far Eastern (excluding Japan) equity          Min. 1 year;    B to Aaa;            0-30%(7) of
                (EX-JAPAN)        derivatives hedged to U.S. dollars backed     max 2 years     max 10% of           total assets
                STOCKSPLUS(R)     by a portfolio of fixed income instruments    above the       total assets
                TR STRATEGY                                                     BCAG(5)         below Baa
                --------------------------------------------------------------------------------------------------------------------
                INTERNATIONAL     Non-U.S. equity derivatives backed by a       Min. 1 year;    B to Aaa;            0-30%(7) of
                STOCKSPLUS(R)     portfolio of fixed income instruments         max 2 years     max 10% of           total assets
                TR STRATEGY                                                     above the       total assets
                (UNHEDGED)                                                      BCAG(5)         below Baa
                --------------------------------------------------------------------------------------------------------------------
                INTERNATIONAL     Non-U.S. equity derivatives hedged to U.S.    Min. 1 year;    B to Aaa;            0-30%(7) of
                STOCKSPLUS(R)     dollars backed by a portfolio of              max 2 years     max 10% of           total assets
                TR STRATEGY       fixed income instruments                      above the       total assets
                (U.S. DOLLAR                                                    BCAG(5)         below Baa
                HEDGED)
                --------------------------------------------------------------------------------------------------------------------
                JAPANESE          Japanese equity derivatives hedged to U.S.    Min. 1 year;    B to Aaa;            0-30%(7) of
                STOCKSPLUS(R)     dollars backed by a portfolio of              max 2 years     max 10% of           total assets
                TR STRATEGY       fixed income instruments                      above the       total assets
                                                                                BCAG(5)         below Baa
------------------------------------------------------------------------------------------------------------------------------------

                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

(1) As rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

(2) Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3) Effective July 31, 2007, the Fund's name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

(4) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

(5) The Barclays Capital U.S. Aggregate Index ("BCAG") (formerly named the Lehman Brothers U.S. Aggregate Index) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6) The Barclays Capital Long-Term Government/Credit Index (formerly named the Lehman Brothers Long-Term Government/Credit Index) is an unmanaged index of U.S. Government or investment grade credit securities having a maturity of 10 years or more.

(7) Limitation with respect to the Fund's fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  15.98%
2004                  11.85%
2005                   6.48%
2006                   5.27%
2007                   8.68%
2008                 -15.48%


     During the period shown in the bar chart, the highest quarterly return was 6.21% (2nd Quarter 2003) and the lowest quarterly return was -8.26% (4th Quarter 2008). As of December 31, 2008, the Fund's year-to-date performance was -15.48%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                                                      SINCE
                                                1 YEAR      5 YEAR  INCEPTION(5)

ALL ASSET FUND, INSTITUTIONAL CLASS,
   BEFORE TAXES                                 -15.48%      2.86%    6.47%

ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)              -17.25%      0.62%    4.25%

ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                    -9.96%      1.25%    4.36%

BARCLAYS CAPITAL U.S. TIPS
   1-10 YEAR INDEX(2)                            -2.43%      3.80%    4.93%

CPI + 500 BASIS POINTS(3)                         5.21%      7.91%    7.67%

LIPPER FLEXIBLE PORTFOLIO FUNDS AVERAGE(4)      -24.57%      1.23%    4.38%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) Barclays Capital U.S. TIPS 1-10 Year Index (formerly named the Lehman Brothers U.S. TIPS 1-10 Year Index) is an unmanaged market index comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the Barclays Capital U.S. TIPS 1-10 Year Index.

     (4) The Lipper Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. It does not reflect deductions for fees, expenses or taxes.

     (5)  The Fund began operations on 7/31/02.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the
     Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
  ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(2)                             0.225%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
ACQUIRED FUND FEES AND EXPENSES
  (UNDERLYING FUND EXPENSES)(3)                0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)        0.975%
EXPENSE REDUCTION5, (6)                       (0.02%)
NET ANNUAL FUND OPERATING EXPENSES             0.955%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (3) Acquired Fund Fees and Expenses (Underlying Fund Expenses) for the Fund are based upon an allocation of the Fund's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Acquired Fund Fees and Expenses (Underlying Fund Expenses) will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Underlying Fund Fees."

     (4) The Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Underlying Fund Expenses.

     (5) PIMCO has contractually agreed, for the All Asset Fund's current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (6) The Expense Reduction, as described in footnote 5 above, is implemented based on a calculation of Underlying Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the table above and described in footnote 3. Please see the Management of the Funds--Fund of Funds Fees section of the Fund's prospectus for additional information.



     EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                        1 YEAR   3 YEARS  5 YEARS  10 YEARS
ALL ASSET FUND,
INSTITUTIONAL CLASS      $97      $304     $528     $1,172


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

UNDERLYING FUND FEES AND EXPENSES

     The Fund pays management fees directly to PIMCO at an annual rate of 0.225% based on the average daily net assets attributable to the Fund's Institutional Class shares. The Fund also indirectly pays its proportionate share of the advisory and supervisory and administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests. PIMCO has contractually agreed, for the All Asset Fund's current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The Underlying Fund Expenses shown in the Annual Fund Operating Expenses table for the Fund may be higher than 0.64% because the Underlying Fund Expenses are calculated based on the average net assets of the Fund, which does not take into account amounts, if any, borrowed by the Fund for investment purposes. However, the fee waivers described above apply only to Underlying Fund Expenses attributable to advisory and supervisory and administrative fees and are based on the total assets of the Fund.

     The expenses associated with investing in a "fund of funds" are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charge or 12b-1 fees.

     The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds.

     ANNUAL UNDERLYING FUND EXPENSES

     (Based on the average daily net assets attributable to an Underlying Fund's Institutional Class Shares)

                                                                                                                   TOTAL FUND
                                                              MANAGEMENT                OTHER                      OPERATING
    UNDERLYING FUND                                           FEES(1)                   EXPENSES(2)                EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    California Intermediate Municipal Bond Fund               0.445%                    0.00%                      0.445%
------------------------------------------------------------------------------------------------------------------------------------
    California Short Duration Municipal Income Fund           0.35                      0.00                       0.35
------------------------------------------------------------------------------------------------------------------------------------
    CommodityRealReturn Strategy Fund(R)                      0.74                      0.01                       0.75(3)
------------------------------------------------------------------------------------------------------------------------------------
    Convertible Fund                                          0.65                      0.11                       0.76
------------------------------------------------------------------------------------------------------------------------------------
    Developing Local Markets Fund                             0.85                      0.00                       0.85
------------------------------------------------------------------------------------------------------------------------------------
    Diversified Income Fund                                   0.75                      0.08                       0.83
------------------------------------------------------------------------------------------------------------------------------------
    Emerging Local Bond Fund                                  0.95                      0.00                       0.95
------------------------------------------------------------------------------------------------------------------------------------
    Emerging Markets Bond Fund                                0.85                      0.00                       0.85
------------------------------------------------------------------------------------------------------------------------------------
    European StocksPLUS(R) TR Strategy Fund                   0.75                      0.78                       1.53
------------------------------------------------------------------------------------------------------------------------------------
    Extended Duration Fund                                    0.50                      0.00                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Far East (ex-Japan) StocksPLUS(R) TR Strategy Fund        0.75                      0.77                       1.52
------------------------------------------------------------------------------------------------------------------------------------
    Floating Income Fund                                      0.55                      0.01                       0.56
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Bond Fund (Unhedged)                              0.50                      0.31                       0.81
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Bond Fund (U.S. Dollar-Hedged)                    0.51                      0.38                       0.88
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental Advantage Tax Efficient Strategy Fund         0.89                      0.00                       0.89
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental Advantage Total Return Strategy Fund          0.89                      0.00                       0.89
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental IndexPLUS(TM) Fund                            0.70                      0.06                       0.76
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental IndexPLUS(TM) TR Fund                         0.79                      0.49                       1.28
------------------------------------------------------------------------------------------------------------------------------------
    Global Bond Fund (Unhedged)                               0.55                      0.29                       0.84
------------------------------------------------------------------------------------------------------------------------------------
    Global Bond Fund (U.S. Dollar-Hedged)                     0.55                      0.47                       1.02
------------------------------------------------------------------------------------------------------------------------------------
    GNMA Fund                                                 0.50                      0.45                       0.95
------------------------------------------------------------------------------------------------------------------------------------
    High Yield Fund                                           0.55                      0.01                       0.56
------------------------------------------------------------------------------------------------------------------------------------
    High Yield Municipal Bond Fund                            0.55                      0.00                       0.55(4)
------------------------------------------------------------------------------------------------------------------------------------
    Income Fund                                               0.45                      1.04                       1.49(5)
------------------------------------------------------------------------------------------------------------------------------------
    International StocksPLUS(R) TR Strategy Fund (Unhedged)   0.64                      0.64                       1.28
------------------------------------------------------------------------------------------------------------------------------------
    International StocksPLUS(R) TR Strategy Fund
       (U.S. Dollar-Hedged)                                   0.75                      0.76                       1.51
------------------------------------------------------------------------------------------------------------------------------------
    Investment Grade Corporate Bond Fund                      0.50                      0.07                       0.57
------------------------------------------------------------------------------------------------------------------------------------
    Japanese StocksPLUS(R) TR Strategy Fund                   0.75                      0.68                       1.43
------------------------------------------------------------------------------------------------------------------------------------
    Long Duration Total Return Fund                           0.50                      0.00                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Long-Term U.S. Government Fund                            0.475                     0.00                       0.475
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund                                         0.46                      0.00                       0.46
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund II                                      0.50                      0.01                       0.51
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund III                                     0.46                      0.00                       0.46
------------------------------------------------------------------------------------------------------------------------------------
    Moderate Duration Fund                                    0.46                      0.00                       0.46
------------------------------------------------------------------------------------------------------------------------------------
    Money Market Fund                                         0.32                      0.00                       0.32
------------------------------------------------------------------------------------------------------------------------------------
    Mortgage-Backed Securities Fund(6)                        0.50                      0.70                       1.20
------------------------------------------------------------------------------------------------------------------------------------
    Municipal Bond Fund                                       0.465                     0.08                       0.545
------------------------------------------------------------------------------------------------------------------------------------
    New York Municipal Bond Fund                              0.445                     0.00                       0.445
------------------------------------------------------------------------------------------------------------------------------------
    Real Return Asset Fund                                    0.55                      0.01                       0.56
------------------------------------------------------------------------------------------------------------------------------------
    Real Return Fund                                          0.45                      0.00                       0.45
------------------------------------------------------------------------------------------------------------------------------------
    RealEstateRealReturn Strategy Fund                        0.74                      0.01                       0.75
------------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                                                                   TOTAL FUND
                                                              MANAGEMENT                OTHER                      OPERATING
    UNDERLYING FUND                                           FEES(1)                   EXPENSES(2)                EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    Short Duration Municipal Income Fund                      0.35%                     0.00%                      0.35%
------------------------------------------------------------------------------------------------------------------------------------
    Short-Term Fund                                           0.45                      0.01                       0.46
------------------------------------------------------------------------------------------------------------------------------------
    Small Cap StocksPLUS(R) TR Fund                           0.69                      0.79                       1.48
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Fund                                        0.50                      0.09                       0.59
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Long Duration Fund                          0.59                      0.02                       0.61
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Total Return Fund                           0.64                      1.58                       2.22
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) TR Short Strategy Fund                      0.69                      0.50                       1.19
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund                                         0.46                      0.06                       0.52
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund II                                      0.50                      0.32                       0.82
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund III                                     0.50                      0.25                       0.75
------------------------------------------------------------------------------------------------------------------------------------
    Unconstrained Bond Fund                                   0.90                      0.02                       0.92(7)
------------------------------------------------------------------------------------------------------------------------------------

(1) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by an Underlying PIMCO Fund to PIMCO.

(2) Other Expenses includes expenses such as organizational expenses, interest expenses, taxes, governmental fees, pro rata Trustees' fees and acquired fund fees and expenses attributable to the Institutional Class shares. For the Unconstrained Bond Fund, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund's Institutional Class shares and include the Fund's organizational expenses.

(3) PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Fund in an amount equal to the advisory fee and supervisory and administrative fee, respectively, paid to PIMCO by the Fund's Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(4) PIMCO has contractually agreed, for the Underlying PIMCO Fund's current fiscal year, to waive a portion of its advisory fee equal to 0.01% of average daily net assets.

(5) PIMCO has contractually agreed, until March 31, 2009, to waive a portion of the Underlying PIMCO Fund's advisory fee equal to 0.05% of average daily net assets.

(6) Effective July 31, 2007, the Underlying PIMCO Fund's name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

(7) PIMCO has contractually agreed, for the Underlying PIMCO Fund's current fiscal year (3/31), to waive its supervisory and administrative fee, or reimburse the Underlying PIMCO Fund, to the extent that, due to organizational expenses and pro rata Trustees'fees, the total annual fund operating expenses (excluding any expenses borne by the Underlying PIMCO Fund not covered by the supervisory and administrative fee as described under "Management of the Fund-Administrative Fees" in such Underlying PIMCO Fund's prospectus (other than organizational expenses and pro rata Trustees' fees), if any) exceed 0.9049% of the Underlying PIMCO Fund's average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

     PIMCO, a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     PIMCO has engaged Research Affiliates, LLC, a California limited liability company ("Research Affiliates"), to serve as asset allocation sub-adviser to the Fund. Research Affiliates is located at 155 N. Lake Ave., Suite 900, Pasadena, CA 91101.

     The Fund's portfolio is managed by Robert D. Arnott. Mr. Arnott is Chief Executive Officer of Research Affiliates, LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, L.P. He has managed the All Asset Fund since its inception in July 2002.



HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.


HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them. The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                      PIMCO CommodityRealReturn Strategy Fund(R)
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

     The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

     The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Fund's or the Subsidiary's investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

     Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

     The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market economies. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648, or visit our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of


PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

o EQUITY RISK: The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to


         PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO in making investment decisions for the Fund and the Subsidiary will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o TAX RISK: The Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in the Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. As more fully described in the Fund's prospectus, the Internal Revenue Service (the "IRS") issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund's investment in its Subsidiary will also constitute qualifying income to the Fund. Based on such rulings, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See the Fund's prospectus for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see the Fund's prospectus for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

o SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described in the Fund's prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in the Fund's prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund's prospectus and Statement of Additional Information and could adversely affect the Fund.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.


PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  29.82%
2004                  16.36%
2005                  20.50%
2006                  -3.04%
2006                  23.80%
2008                 -43.33%

     During the period shown in the bar chart, the highest quarterly return was 16.77% (1st Quarter 2004) and the lowest quarterly return was -35.68% (4th Quarter 2008). As of December 31, 2008, the Fund's year-to-date return was -43.33%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                                            SINCE
                                        1 YEAR   5 YEARS  INCEPTION(4)
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS, BEFORE TAXES    -43.33%   -0.94%     6.84%

COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)      -49.19%   -5.37%     2.22%

COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)           -27.55%   -2.75%     3.69%

DOW JONES - AIG COMMODITY
   TOTAL RETURN INDEX(2)                -35.65%    0.23%     5.30%

LIPPER COMMODITIES FUNDS AVERAGE(3)     -40.46%   -3.21%     2.06%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) Dow Jones AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Commodities Funds Average is a total return performance average of funds that invest primarily in the equity securities of domestic and foreign companies engaged in trading commodities such as food, grains, metals, foreign currencies, futures contracts, and financial instruments, which can be interchangeable with another product of the same type. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

     (4) The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:



  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
  ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(2)                             0.74%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(3)                              0.01%
ACQUIRED FUND FEES AND EXPENSES(4)             0.04%
TOTAL ANNUAL FUND OPERATING EXPENSES(5)(6)     0.79%
EXPENSE REDUCTION(7)                          (0.04)%
NET ANNUAL FUND OPERATING EXPENSES             0.75%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (3) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.

     (4) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

     (5)  Total Annual Fund Operating Expenses excluding interest expense is
          0.78%.

     (6) The Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Underlying Fund Expenses.

     (7) PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described in footnote 4 above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

          EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.


PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

                            1 YEAR    3 YEARS  5 YEARS  10 YEARS
   COMMODITYREALRETURN
     STRATEGY FUND(R),
     INSTITUTIONAL CLASS      $77      $240     $417      $930


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund and the Subsidiary. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Mihir Worah. Mr. Worah is an Executive Vice President of PIMCO. He joined PIMCO as a member of the analytics team in 2001. He has managed the CommodityRealReturn Strategy Fund(R) since December 2007.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                PIMCO Emerging Markets Bond Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

     PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

     The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities, such as common stocks or preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition,


PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leveraging may cause the Fund to sell holdings when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees.

     Past performance is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1999                  26.58%
2000                  14.59%
2001                  28.17%
2002                  12.83%
2003                  32.54%
2004                  12.23%
2005                  11.73%
2006                   9.77%
2007                   5.62%
2008                 -13.99%
     During the period shown in the bar chart, the highest quarterly return was 17.02% (4th Quarter 2002) and the lowest quarterly return was -7.38% (4th Quarter 2008). As of December 31, 2008, the Fund's year-to-date return was -13.99%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                        1 YEAR    5 YEARS  10 YEARS
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES   -13.99%     4.57%    13.27%

EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                 -16.18%     1.67%     8.94%

EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                       -8.77%     2.43%     8.99%

JPMORGAN EMERGING MARKETS
   BOND INDEX GLOBAL(2)                -10.91%     5.18%    10.17%

LIPPER EMERGING MARKET DEBT
   FUND AVERAGE(3)                     -17.46%     3.42%    10.17%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Emerging Market Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not reflect deductions for fees, expenses or taxes.



WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                                2.00%
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(2)                               0.85%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES         NONE
TOTAL ANNUAL FUND OPERATING EXPENSES             0.85%

(Continued on back)


                   PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.


                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
   EMERGING MARKETS
     BOND FUND,
     INSTITUTIONAL CLASS        $87      $271      $471      $1,049

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Michael Gomez. Mr. Gomez is an Executive Vice President of PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999. He has managed the Emerging Markets Bond Fund since October 2005.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.


HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                    PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-Us Index Hedged in USD, which as of June 30, 2008 was 6.53 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

     Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities, such as common stocks or preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed


PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leveraging may cause the Fund to sell holdings when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1999                   1.56%
2000                   9.86%
2001                   8.96%
2002                   7.67%
2003                   3.56%
2004                   6.65%
2005                   5.72%
2006                   2.94%
2007                   3.97%
2008                  -2.40%
     During the period shown in the bar chart, the highest quarterly return was 4.00% (3rd Quarter 2001) and the lowest quarterly return was -2.73% (3rd Quarter 2008). As of December 31, 2008, the Fund's year-to-date performance was -2.40%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                        1 YEAR      5 YEARS    10 YEARS
FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   BEFORE TAXES                         -2.40%       3.33%       4.79%

FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS(1)                     -5.52%       1.27%       2.50%

FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)           -1.59%       1.69%       2.73%

JPMORGAN GBI GLOBAL EX-US
   INDEX HEDGED IN USD(2)                7.98%       5.38%       5.39%

LIPPER INTERNATIONAL INCOME
   FUND AVERAGE(3)                       2.00%       3.93%       4.99%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The JPMorgan GBI Global ex-US Index Hedged in USD in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper International Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not reflect deductions for fees, expenses or taxes.


                                                             (Continued on back)


       PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(2)                             0.50%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(3)                              0.38%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)        0.88%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (3) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.

     (4)  Total Annual Fund Operating Expenses excluding interest expense is
          0.50%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
   FOREIGN BOND FUND,
   (U.S. DOLLAR-HEDGED)
     INSTITUTIONAL CLASS          $90     $281     $488     $1,084


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Scott A. Mather. Mr. Mather is a Managing Director of PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998. He has managed the Foreign Bond Fund (U.S. Dollar-Hedged) since February 2008.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.


HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                           PIMCO High Yield Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard &Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of June 30, 2008 was 4.58 years. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The `'total return'' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are sub-


PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES ject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1999                   2.82%
2000                  -0.44%
2001                   4.99%
2002                  -0.85%
2003                  23.70%
2004                   9.45%
2005                   4.63%
2006                   9.44%
2007                   3.73%
2008                 -23.69%

     During the period shown in the bar chart, the highest quarterly return was 8.83% (4th Quarter 2002) and the lowest quarterly return was -13.07% (4th Quarter 2008). As of December 31, 2008, the Fund's year-to-date performance was -23.69%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                  1 YEAR       5 YEARS     10 YEARS
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES           -23.69%       -0.16%         2.72%

HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)           -25.88%       -2.70%        -0.23%

HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES(1)             -15.10%       -1.37%         0.64%

MERRILL LYNCH US HIGH
   YIELD BB-B RATED
   CONSTRAINED INDEX(2)          -23.31%       -0.34%         2.40%

LIPPER HIGH CURRENT
   YIELD FUND AVERAGE(3)         -25.94%       -1.52%         1.20%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper High Current Yield Fund Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not reflect deductions for fees, expenses or taxes.


                                                             (Continued on back)

                              PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(2)                             0.55%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(3)                              0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)        0.56%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (3) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.

     (4)  Total Annual Fund Operating Expenses excluding interest expense is
          0.55%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
   HIGH YIELD FUND,
     INSTITUTIONAL CLASS        $57      $179      $313       $701


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Mark T. Hudoff. Mr. Hudoff is an Executive Vice President of PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time. He has managed the High Yield Fund since April 2007.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market closeand wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.



PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Low Duration Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The `'total return'' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities, such as common stocks or preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner


PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leveraging may cause the Fund to sell holdings when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.


CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1999                   2.97%
2000                   7.70%
2001                   8.00%
2002                   7.66%
2003                   2.97%
2004                   2.39%
2005                   1.55%
2006                   3.75%
2007                   7.92%
2008                  -1.28%

     During the period shown in the bar chart, the highest quarterly return was 3.71% (3rd Quarter 2007) and the lowest quarterly return was -3.79% (3rd Quarter 2008). As of December 31, 2008, the Fund's year-to-date return was -1.28%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                1 YEAR     5 YEARS    10 YEARS
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                 -1.28%      2.82%       4.32%

LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS(1)             -3.15%      1.28%       2.43%

LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS AND
   SALE OF FUND SHARES(1)       -0.72%      1.53%       2.55%

MERRILL LYNCH 1-3 YEAR
   TREASURY INDEX(2)             6.61%      4.06%       4.71%

LIPPER SHORT INVESTMENT
   GRADE DEBT FUND AVERAGE(3)   -5.77%      0.84%       3.16%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than 3 years. It does not reflect deductions for fees, expenses or taxes.

                                                             (Continued on back)


                            PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     NONE
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(1)                            0.46%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES      NONE
TOTAL ANNUAL FUND OPERATING EXPENSES          0.46%

     (1) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   LOW DURATION FUND,
     INSTITUTIONAL CLASS          $47     $148      $258       $579

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the Low Duration Fund since its inception in May 1987.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

     o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

     o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

     o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                    PIMCO Real Return Asset Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other fixed income instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. Treasury Inflation Notes 10+ Years Index (formerly named the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index) will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective duration of the Barclays Capital U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2008 was 13.38 years.

     The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

    WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions


PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES within an industry. Equity securities generally have greater price volatility than fixed income securities.

o COMMODITY RISK: The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2002                  23.37%
2003                  13.01%
2004                  12.94%
2005                   5.07%
2006                  -2.67%
2007                  11.49%
2008                  -6.06%

     During the period shown in the bar chart, the highest quarterly return was 10.63% (3rd Quarter 2002) and the lowest quarterly return was -8.02% (3rd Quarter 2008). As of December 31, 2008, the Fund's year-to-date performance was -6.06%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                                                   SINCE
                                                1 YEAR  5 YEARS  INCEPTION(4)

REAL RETURN ASSET FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES            -6.06%    3.88%    6.76%

REAL RETURN ASSET FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON DISTRIBUTIONS(1)       -9.14%    1.40%    4.30%

REAL RETURN ASSET FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1                     -3.82%    1.92%    4.42%

BARCLAYS CAPITAL U.S. TREASURY
   INFLATION NOTES: 10+ YEAR INDEX(2)           -1.72%    4.95%    7.22%

LIPPER TREASURY INFLATION-PROTECTED
   SECURITIES FUND AVERAGE(3)                   -3.98%    3.27%    4.58%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. It does not reflect deductions for fees, expenses or taxes.

     (4) The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.


                                                             (Continued on back)

                       PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(2)                             0.55%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(3)                              0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)        0.56%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (3) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.

     (4)  Total Annual Fund Operating Expenses excluding interest expense is
          0.55%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   REAL RETURN ASSET FUND,
     INSTITUTIONAL CLASS          $57     $179      $313       $701

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCOis an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Mihir Worah. Mr. Worah is an Executive Vice President of PIMCO. He joined PIMCO as a member of the analytics team in 2001. He has managed the Real Return Asset Fund since December 2007.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                          PIMCO Real Return Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index) will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index, which as of June 30, 2008 was 7.00 years.

     The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities, such as common stocks or preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an


PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leveraging may cause the Fund to sell holdings when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1999                   5.72%
2000                  13.48%
2001                   8.70%
2002                  17.06%
2003                   8.50%
2004                   9.19%
2005                   2.64%
2006                   0.28%
2007                  11.59%
2008                  -6.42%

     During the period shown in the bar chart, the highest quarterly return was 7.71% (3rd Quarter 2002) and the lowest quarterly return was -5.76% (3rd Quarter 2008). As of December 31, 2008, the Fund's year-to-date return was -6.42%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                        1 YEAR      5 YEARS     10 YEARS
REAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                  -6.42%       3.25%       6.87%

REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                  -9.04%       0.92%       4.27%

REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                       -4.13%       1.47%       4.39%

BARCLAYS CAPITAL
   U.S. TIPS INDEX(2)                   -2.35%       4.07%       6.79%

LIPPER TREASURY INFLATION-PROTECTED
   SECURITIES FUND AVERAGE(3)           -3.98%       3.27%       5.71%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.

     (3) The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. It does not reflect deductions for fees, expenses or taxes.

                                                             (Continued on back)


                             PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(1)                             0.45%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
TOTAL ANNUAL FUND OPERATING EXPENSES           0.45%

     (1) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
   REAL RETURN FUND,
     INSTITUTIONAL CLASS        $46     $144      $252       $567

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Mihir Worah. Mr. Worah is an Executive Vice President of PIMCO. He joined PIMCO as a member of the analytics team in 2001. He has managed the Real Return Fund since December 2007.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                        PIMCO StocksPLUS(R) Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 derivatives should closely track changes in the value of the index. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

     The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

     Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index , the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange traded funds based on the S&P 500 Index , such as Standard & Poor's Depositary Receipts.

     Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 Index stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in


PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. HOW HAS THE FUND PERFORMED? The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.


CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1999                  20.13%
2000                  -8.22%
2001                 -11.47%
2002                 -19.88%
2003                  29.63%
2004                  10.46%
2005                   3.22%
2006                  14.72%
2007                   6.45%
2008                 -45.42%

     During the period shown in the bar chart, the highest quarterly return was 15.21% (2nd Quarter 2003) and the lowest quarterly return was -25.89% (4th Quarter 2008). As of December 31, 2008, the Fund's year-to-date return was -45.42%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                          1 YEAR       5 YEARS      10 YEARS
STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                          -45.42%       -5.34%       -2.57%

STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)       -47.26%       -7.20%       -4.65%

STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)            -29.01%       -5.11%       -2.90%

S&P 500 INDEX(2)                         -37.00%       -2.19%       -1.38%

LIPPER LARGE-CAP CORE
   FUND AVERAGE(3)                       -37.23%       -2.88%       -1.72%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 index. It does not reflect deductions for fees, expenses or taxes.

                                                             (Continued on back)


                           PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(2)                             0.50%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(3)                              0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)        0.59%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (3) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.

     (4)  Total Annual Fund Operating Expenses excluding interest expense of
          0.50%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
   STOCKSPLUS(R) FUND,
     INSTITUTIONAL CLASS        $60     $189      $329       $738

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the StocksPLUS(R) Fund since January, 1998.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                             PIMCO StocksPLUS(R)
                                                               Total Return Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks total return which exceeds that of the S&P 500 Index.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. As of June 30, 2008, the duration of the Barclays Capital U.S. Aggregate Index was 4.68 years. The Barclays Capital U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

     The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

     Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

     Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

     Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or


PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's invesments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leveraging may cause the Fund to sell holdings when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  30.47%
2004                  13.60%
2005                   4.15%
2006                  13.81%
2007                   8.51%
2008                 -42.97%

     During the period shown in the bar chart, the highest quarterly return was 17.34% (2nd Quarter 2003) and the lowest quarterly return was -22.30% (4th Quarter 2008). As of December 31, 2008, the Fund's year-to-date return was -42.97%.

AVERAGE ANNUAL TOTAL RETURNS

for the periods ended December 31, 2008
                                                               SINCE
                                         1 YEAR     5 YEAR   INCEPTION(4)

STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                         -42.97%    -3.58%     0.45%

STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)      -44.77%    -6.47%    -2.08%

STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)           -27.83%    -3.79%    -0.35%

S&P 500 INDEX(2)                        -37.00%    -2.19%     0.51%

LIPPER LARGE-CAP CORE
   FUND AVERAGE(3)                      -37.23%    -2.88%    -0.44%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not reflect deductions for fees, expenses or taxes.

     (4) The Fund began operations on 6/28/2002. Index comparisons began on 6/30/2002.

                                                             (Continued on back)


              PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
   ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(2)                             0.64%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(3)                              1.58%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)        2.22%


     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (3) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.

     (4)  Total Annual Fund Operating Expenses excluding interest expense is
          0.64%.

     EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
   STOCKSPLUS(R) TOTAL
     RETURN FUND,
     INSTITUTIONAL CLASS        $225      $694     $1,190     $2,554

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the StocksPLUS(R) Total Return Fund since its inception in June 2002.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Total Return Fund
                                                     Administrative Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index) which as of June 30, 2008 was 4.68 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (`'junk bonds'') rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The `'total return'' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation- Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and


PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leveraging may cause the Fund to sell holdings when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Administrative Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.


CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1999                  -0.53%
2000                  11.81%
2001                   9.22%
2002                   9.91%
2003                   5.30%
2004                   4.88%
2005                   2.63%
2006                   3.74%
2007                   8.81%
2008                   4.55%

     During the period shown in the bar chart, the highest quarterly return was 6.43% (3rd Quarter 2001) and the lowest quarterly return was -2.24% (2nd Quarter 2004). As of December 31, 2008, the Fund's year-to-date return was 4.55%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                        1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, BEFORE TAXES                   4.55%      4.90%       5.97%

TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS(1)                      1.43%      2.92%       3.70%

TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES(1)                     3.25%      3.08%       3.76%

BARCLAYS CAPITAL U.S.
   AGGREGATE INDEX(2)                    5.24%      4.65%       5.63%

LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVERAGE(3)           -4.43%      1.73%       4.06%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Barclays Capital U.S. Aggregate Index represents securities that are SEC registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes.

                                                             (Continued on back)


                           PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(1)                             0.46%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       0.25%
OTHER EXPENSES(2)                              0.06%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)        0.77%

     (1) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (2) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.

     (3)  Total Annual Fund Operating Expenses excluding interest expense is
          0.71%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
   TOTAL RETURN FUND,
     ADMINISTRATIVE CLASS       $79      $246      $428      $954

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Total Return Fund
                                                      Institutional Class Shares
                                                               February 13, 2009

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.


WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index) which as of June 30, 2008 was 4.68 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (`'junk bonds'') rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return'' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation- Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are


PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leveraging may cause the Fund to sell holdings when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1999                  -0.28%
2000                  12.09%
2001                   9.49%
2002                  10.20%
2003                   5.56%
2004                   5.14%
2005                   2.89%
2006                   3.99%
2007                   9.07%
2008                   4.81%

     During the period shown in the bar chart, the highest quarterly return was 6.49% (3rd Quarter 2001) and the lowest quarterly return was -2.18% (2nd Quarter 2004). As of December 31, 2008, the Fund's year-to-date return was 4.81%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2008
                                        1 YEAR     5 YEAR      10 YEAR

TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                   4.81%      5.16%       6.23%

TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                   1.60%      3.29%       3.97%

TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                        3.42%      3.45%       4.03%

BARCLAYS CAPITAL U.S. AGGREGATE
   INDEX(2)                              5.24%      4.65%       5.63%

LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVERAGE(3)           -4.43%      1.73%       4.06%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Barclays Capital U.S. Aggregate Index represents securities that are SEC registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes.


                                                             (Continued on back)

                            PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
MANAGEMENT FEES(1)                             0.46%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(2)                              0.06%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)        0.52%

     (1) "Management Fees" reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO.

     (2) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.

     (3)  Total Annual Fund Operating Expenses excluding interest expense is
          0.46%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   TOTAL RETURN FUND,
     INSTITUTIONAL CLASS         $53      $167      $291       $653

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"),a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $747 billion in assets under management as of December 31, 2008. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds or Allianz Funds Multi-Strategy Trust.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com


PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES